SHARE WARRANT OBLIGATIONS - Schedule of Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Contract asset
Beginning Balance		$ 13,211,006
Ending Balance	$ 13,528,646	13,528,646	$ 13,211,006
Share warrant obligation
Beginning balance		21,071,294
Additions		2,907,226	0
Ending balance	27,684,412	27,684,412	21,071,294
Public warrants
Share warrant obligation
Beginning balance		13,080,646	19,913,196
Foreign currency translation adjustment		(7,378,042)	(6,975,357)
Foreign currency translation adjustment		(51,764)	142,807
Ending balance	8,558,066	8,558,066	13,080,646
Public warrants | Non-Convertible Debentures, Warrants
Share warrant obligation
Beginning balance	24,767,843
Foreign currency translation adjustment	(6,421,117)
Foreign currency translation adjustment	(303,300)
Ending balance	18,043,426	18,043,426
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning balance		7,990,648	75,354,490
Foreign currency translation adjustment		(6,901,384)	(66,211,250)
Exercised			(348)
Foreign currency translation adjustment		(6,344)	(1,152,244)
Ending balance	1,082,920	1,082,920	7,990,648
Northern Genesis Acquisition Corp. | Public warrants
Share warrant obligation
Beginning balance		7,075,767	42,961,675
Foreign currency translation adjustment		(6,173,511)	(35,011,131)
Exercised			(348)
Foreign currency translation adjustment		3,481	(874,429)
Ending balance	905,737	905,737	7,075,767
Northern Genesis Acquisition Corp. | Private warrants
Share warrant obligation
Beginning balance		914,881	32,392,815
Foreign currency translation adjustment		(727,873)	(31,200,119)
Exercised			0
Foreign currency translation adjustment		(9,825)	(277,815)
Ending balance	177,183	177,183	914,881
Amazon Logistics, Inc.
Contract asset
Beginning Balance		13,211,006	14,113,415
Foreign currency translation adjustment		317,640	(902,409)
Ending Balance	13,528,646	13,528,646	13,211,006
Share warrant obligation
Beginning balance		2,172,269	30,871,444
Foreign currency translation adjustment		(11,909)	(417,596)
Foreign currency translation adjustment		(262,569)	(28,281,579)
Ending balance	$ 1,897,791	$ 1,897,791	$ 2,172,269